Derivative financial instrument liabilities (Details ) - Derivative Warrant Liabilities [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	May 31, 2026	Aug. 31, 2025
IfrsStatementLineItems [Line Items]
Warrant liability	$ 1,011	$ 2,273
Gains (losses) on change in fair value of derivatives	32,106	(1,262)
[custom:GainsLossesOnWarrantsExpiredOfDerivatives]	(1,585)
[custom:GainsLossesOnWarrantsExercisedOfDerivatives]	(31,532)
Warrant liability		$ 1,011